MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	6/1/12-6/30/12
Determination Date	7/9/2012
Distribution Date	7/16/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$940,000,035.43
2.	Collections allocable to Principal				$26,413,441.86
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$0.00

5.	Pool Balance on the close of the last day of the related Collection Period				$913,586,593.57
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				59,051
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$157,000,000.00		$124,883,278.34
	b.	Class A-2 Note Balance	$291,000,000.00		$291,000,000.00
	c.	Class A-3 Note Balance	$327,000,000.00		$327,000,000.00
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$940,000,000.00		$907,883,278.34

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	1.0000000		0.7954349
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	1.0000000		0.9658333

10.	Overcollateralization Target Amount				$9,135,865.94

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,703,315.23

12.	Weighted Average Coupon			%	9.11%
13.	Weighted Average Original Term			months	65.67
14.	Weighted Average Remaining Term			months	60.34

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$7,163,052.47
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$7,163,052.47

16.	Principal:
	a.	Collections allocable to Principal			$26,413,441.86
	b.	Liquidation Proceeds allocable to Principal			$0.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$26,413,441.86

17.	Total Finance Charge and Principal Collections (15d+16d)		$33,576,494.33
18.	Interest Income from Collection Account		$1,393.30
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$33,577,887.63

Available Funds

21.	Available Collections		$33,577,887.63
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$33,577,887.63

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$783,333.36
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$783,333.36

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,875.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,875.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$42,010.71
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$42,010.71

	e.	Class A-2 Monthly Interest	$165,546.67
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$165,546.67

	i.	Class A-3 Monthly Interest	$244,160.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$244,160.00

	m.	Class A-4 Monthly Interest	$115,855.64
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$115,855.64

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$30,355.73
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$30,355.73

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$31,283.20
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$31,283.20

32.	Tertiary Principal Distributable Amount		$10,433,406.43

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,897.42
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,897.42

34.	Quaternary Principal Distributable Amount		$15,980,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$27,874,724.16

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$9,135,865.94

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$7,163,052.47
	b.	Total Daily Deposits of Principal Collections	$26,413,441.86
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,393.30

	e.	Total Deposits to Collection Account (sum a - d)	$33,577,887.63

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$783,333.36
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,875.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,788,679.27
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$33,577,887.63

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$42,010.71
	b.	Class A-2 Interest Distribution	$165,546.67
	c.	Class A-3 Interest Distribution	$244,160.00
	d.	Class A-4 Interest Distribution	$115,855.64
	e.	Class B Interest Distribution	$30,355.73
	f.	Class C Interest Distribution	$31,283.20
	g.	Class D Interest Distribution	$42,897.42
	h.	Class A-1 Principal Distribution	$32,116,721.66
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$32,788,831.03

44.	Withdrawals
	a.	Class A-1 Distribution	$32,158,732.37
	b.	Class A-2 Distribution	$165,546.67
	c.	Class A-3 Distribution	$244,160.00
	d.	Class A-4 Distribution	$115,855.64
	e.	Class B Distribution	$30,355.73
	f.	Class C Distribution	$31,283.20
	g.	Class D Distribution	$42,897.42

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$32,788,831.03

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 55)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

46.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$907,883,278.34

48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,350,000.09
50.	Investment Earnings		$151.76
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,350,151.85
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$151.76
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$0.00

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$783,333.36
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,875.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$32,788,679.27
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$151.76
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$32,158,732.37
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$165,546.67
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$244,160.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$115,855.64
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$30,355.73
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$31,283.20
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,897.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$0.00

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$0.00
74.	Cumulative Net Losses			$0.00
75.	Cumulative Net Loss Percentage			0.0000%

			Number of Loans	Principal Balance

76.	Delinquency Analysis

	a.	31 to 60 days past due	463	$5,711,837.03
	b.	61 to 90 days past due	4	$62,033.37
	c.	91 or more days past due	1	$14,362.32

	d.	Total Past Due (sum a - c)	468	5,788,232.72

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer